Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 29,942,808	$ 23,851,481
1-5 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	14,881,800	8,073,715
6-10 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	15,055,903	15,772,910
more than 10 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 5,105	$ 4,856